Income Taxes	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income Taxes

17.   INCOME TAXES

Samoa

Under the current laws of Samoa, GreenTree Samoa is not subject to tax on income or capital gain.

Cayman Island

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gain.

Hong Kong

GreenTree Hotels (Hong Kong), Limited is subject to Hong Kong profit tax at a rate of 16.5% in the years ended December 31, 2019, 2020 and 2021. No Hong Kong profit tax has been provided as the Group has not had assessable profit that was earned in or derived from Hong Kong during the years presented.

17.   INCOME TAXES (CONTINUED)

PRC

On March 16, 2007, the PRC government promulgated the Law of the People’s Republic of China on Enterprise Income Tax (“New EIT Law”), which was effective from January 1, 2008. Under the New EIT Law, domestically-owned enterprises and foreign-invested enterprises are subject to a uniform tax rate of 25%. Enterprises qualified as "High New Technology Enterprises ("HNTEs") enjoy a preferential income tax rate of 15%.

Shanghai Evergreen qualified as an HNTE in November 2017 and was entitled to a preferential income tax rate of 15% from 2017 to 2019. Shanghai Evergreen reapplied for HNTE in 2020 and was successful in obtaining the HNTE certificate. It is entitled to the preferential income tax rate of 15% from 2020 to 2023.

Shanghai Sipei qualified as an HNTE in 2020 and is entitled to a preferential income tax rate of 15% during 2021 to 2023.

The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive income are as follows:

	Year ended December 31,
	2019	2020	2021	2021
	RMB	RMB	RMB	USD
Current tax	197,233,190	122,931,256	105,353,756	16,532,303
Deferred tax	(7,665,373)	(12,472,054)	3,535,126	554,739
Total	189,567,817	110,459,202	108,888,882	17,087,042

Reconciliation between the effective income tax rate and the PRC statutory income tax rate is as follows:

	Years ended December 31,
	2019	2020	2021
PRC statutory tax rate	25%	25%	25%
Withholding tax on the PRC earnings distribution	3%	0%	10%
Effect of international rate difference	0%	1%	1%
Effect of preferential tax rate	(5)%	0%	(7)%
Tax effect of expenses that are not deductible in determining taxable profit	7%	5%	20%
Effective tax rate	30%	31%	49%

17.   INCOME TAXES (CONTINUED)

PRC (continued)

The principal components of the Group’s deferred income tax assets and liabilities as of December 31, 2019 2020 and 2021 are as follows:

	As of December 31,
	2020	2021	2021
	RMB	RMB	USD
Deferred tax assets:
Net loss carryforward	22,229,252	53,089,828	8,330,952
Deferred revenue	132,881,621	115,049,834	18,053,829
Deferred rent	7,499,776	17,692,412	2,776,326
Bad debt expenses	7,622,390	30,328,801	4,759,251
Accrued expenses	15,971,223	17,687,519	2,775,558
Unrealised losses from equity securities	5,213,960	7,534,182	1,182,278
Valuation allowance	(24,186,707)	(59,426,713)	(9,325,349)
Total deferred tax assets	167,231,515	181,955,863	28,552,845
Deferred tax liabilities:
Depreciation of property and equipment	(3,990,387)	(6,099,754)	(957,185)
Unrealized gains from equity securities	(805,803)	(880,803)	(138,217)
Intangible assets arising from acquisition	(141,587,024)	(176,681,292)	(27,725,150)
Withholding tax on PRC earnings to be distributed	(43,191,602)	(64,929,920)	(10,188,921)
Total deferred tax liabilities	(189,574,816)	(248,591,769)	(39,009,473)

The Group offset deferred tax liabilities and assets pertaining to a particular tax-paying component of the Group within a particular jurisdiction.

Valuation allowances have been provided for net deferred tax assets in the legal entity where, based on all available evidence, it was determined by management that more likely than not to be realized in future years. As of December 31, 2021, the Group had tax losses carryforwards of RMB212,359,312 (USD33,323,810) which will expire between 2021 and 2025 if not utilized.

The EIT law also imposes a withholding income tax of 10% on dividends distributed by a foreign invested enterprise ("FIE") to its immediate holding company outside of China, if such immediate holding company is considered as a non-resident enterprise without any establishment or place within China or if the received dividends have no connection with the establishment or place of such immediate holding company within China, unless such immediate holding company’s jurisdiction of incorporation has a tax treaty with China that provides for a different withholding arrangement. The cumulated undistributed earnings of the Group’s PRC subsidiaries the Group intends to indefinitely reinvested were RMB319,502,143 (USD50,136,858) as of December 31, 2021. The Group intends to indefinitely reinvest the remaining undistributed earnings of the Group’s PRC subsidiaries. As of December 31, 2021, the related PRC withholding tax liability unrecognized was RMB31,950,214 (USD5,013,686).

17.   INCOME TAXES (CONTINUED)

PRC (continued)

The Group made its assessment of the level of authority for each of its uncertain tax positions (including the potential application of interests and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. It is possible that the amount of uncertain tax benefits will change in the next 12 months, however, an estimate of the range of the possible outcomes cannot be made at this time. RMB328,820,281 (USD51,599,077) of the uncertain tax positions, if ultimately recognized, would affect the effective tax rate.

Unrecognized tax benefits — January 1, 2020	261,641,717
Increases — tax positions in the current period	37,621,483
Decreases — tax positions in prior period	(8,583,298)
Unrecognized tax benefits — December 31, 2020	290,679,902
Unrecognized tax benefits — January 1, 2021	290,679,902
Increases — tax positions in the current period	108,672,095
Decreases — tax positions in prior period	(70,531,716)
Unrecognized tax benefits — December 31, 2021	328,820,281

In the years ended December 31, 2021, the Company recorded interest expense of RMB34,614,362 (USD5,431,749). In the years ended December 31, 2021, the Company reversed interest expense of RMB32,417,246 (USD5,086,973) due to lapse of statute of limitation. As of December 31, 2021, the accumulated interest expense and penalty recorded by the Group was RMB89,961,651 (USD14,116,946) and nil, respectively.

The Group’s PRC subsidiaries are subject to examination by the PRC tax authorities from 2016 through 2021 on non-transfer pricing matters, and from 2011 through 2021 on transfer pricing matters.